Supplement to the

Fidelity Advisor® Stock Selector Small Cap Fund

Class A (FCDAX), Class T (FCDTX), Class B (FCDBX), Class C (FCDCX), and Institutional Class (FCDIX)

Classes of shares of Fidelity® Stock Selector Small Cap Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2011

Charles Myers no longer serves as a co-manager of the fund. All references to Mr. Myers in the "Management Contract" section beginning on page 34 are no longer applicable.

ASCS/ASCSIB-12-01 February 2, 2012
1.881211.105

Supplement to the

Fidelity® Capital Appreciation Fund (FDCAX), Fidelity Disciplined Equity Fund (FDEQX),
Fidelity Focused Stock Fund (FTQGX), Fidelity Stock Selector Small Cap Fund (FDSCX), and
Fidelity Value Fund (FDVLX)

Fidelity Capital Appreciation Fund is a Class of shares of Fidelity Capital Appreciation Fund;
Fidelity Disciplined Equity Fund is a Class of shares of Fidelity Disciplined Equity Fund;
Fidelity Stock Selector Small Cap Fund is a Class of shares of Fidelity Stock Selector Small Cap Fund; and
Fidelity Value Fund is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2011

Charles Myers no longer serves as a co-manager of the fund. All references to Mr. Myers in the "Management Contracts" section beginning on page 36 are no longer applicable.

FCTB-12-01 February 2, 2012
1.803895.119